Management Of Financial Risks And Financial Instruments - Summary Of Sensitivity Analysis (Detail)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of sensitivity analysis [line items]
Sensitivity analysis increase decrease in one percent	(3581.00%)	(93.00%)
Sensitivity analysis increase decrease in twenty five percent	(173542.00%)	(25565.00%)
Sensitivity analysis increase decrease in fifty percent	(460503.00%)	(36161.00%)
Pre-Fixed [member] | Pre-fixed interest rate in Reais [member]
Disclosure of sensitivity analysis [line items]
Sensitivity analysis increase decrease in one percent	(907.00%)	(559.00%)
Sensitivity analysis increase decrease in twenty five percent	(163057.00%)	(11441.00%)
Sensitivity analysis increase decrease in fifty percent	(445866.00%)	(22881.00%)
Exchange coupons [member] | Foreign currencies coupon rate [member]
Disclosure of sensitivity analysis [line items]
Sensitivity analysis increase decrease in one percent	(67.00%)	(9.00%)
Sensitivity analysis increase decrease in twenty five percent	570.00%	(5764.00%)
Sensitivity analysis increase decrease in fifty percent	(854.00%)	(11529.00%)
Foreign currencies [member] | Exchange rates [member]
Disclosure of sensitivity analysis [line items]
Sensitivity analysis increase decrease in one percent	(2102.00%)	(386.00%)
Sensitivity analysis increase decrease in twenty five percent	(1493.00%)	(978.00%)
Sensitivity analysis increase decrease in fifty percent	43908.00%	(5027.00%)
Price indexes [member] | Inflation coupon rates [member]
Disclosure of sensitivity analysis [line items]
Sensitivity analysis increase decrease in one percent	(63.00%)	(16.00%)
Sensitivity analysis increase decrease in twenty five percent	(782.00%)	(798.00%)
Sensitivity analysis increase decrease in fifty percent	(301.00%)	(1597.00%)
Shares [member] | Shares prices [member]
Disclosure of sensitivity analysis [line items]
Sensitivity analysis increase decrease in one percent	(442.00%)	877.00%
Sensitivity analysis increase decrease in twenty five percent	(8780.00%)	(6584.00%)
Sensitivity analysis increase decrease in fifty percent	(57390.00%)	4873.00%